FINANCIAL AND CAPITAL RISK MANAGEMENT - Foreign currency risk (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
US Dollar
FINANCIAL AND CAPITAL RISK MANAGEMENT
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in income/loss before income taxes due to reasonably possible increase in designated risk component	₺ (12,724)	₺ 202,041
Increase (decrease) in income/loss before income taxes due to reasonably possible decrease in designated risk component	₺ 12,724	(202,041)
Euro
FINANCIAL AND CAPITAL RISK MANAGEMENT
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in income/loss before income taxes due to reasonably possible increase in designated risk component	₺ 1,839	4,387
Increase (decrease) in income/loss before income taxes due to reasonably possible decrease in designated risk component	(1,839)	(4,387)
Currency risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(107,457)	2,064,347
Currency risk | Financial assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	2,834,163	3,941,336
Currency risk | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	808,960	585,142
Currency risk | Financial investments
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	1,970,575	3,082,805
Currency risk | Trade receivables
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	54,595	273,359
Currency risk | Other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	33	30
Currency risk | Financial liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(2,941,620)	(1,876,989)
Currency risk | Trade payables and payables to merchants
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(2,747,049)	(1,843,919)
Currency risk | Other current liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(194,571)
Currency risk | Provisions
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position		(33,070)
Currency risk | US Dollar
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(127,239)	2,020,413
Currency risk | US Dollar | Financial assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	2,786,128	3,879,281
Currency risk | US Dollar | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	794,303	569,700
Currency risk | US Dollar | Financial investments
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	1,947,659	3,082,805
Currency risk | US Dollar | Trade receivables
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	44,133	226,746
Currency risk | US Dollar | Other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	33	30
Currency risk | US Dollar | Financial liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(2,913,367)	(1,858,868)
Currency risk | US Dollar | Trade payables and payables to merchants
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(2,718,908)	(1,826,110)
Currency risk | US Dollar | Other current liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(194,459)
Currency risk | US Dollar | Provisions
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position		(32,758)
Currency risk | Euro
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	18,391	43,871
Currency risk | Euro | Financial assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	46,542	61,950
Currency risk | Euro | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	13,164	15,337
Currency risk | Euro | Financial investments
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	22,916
Currency risk | Euro | Trade receivables
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	10,462	46,613
Currency risk | Euro | Financial liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(28,151)	(18,079)
Currency risk | Euro | Trade payables and payables to merchants
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(28,039)	(17,767)
Currency risk | Euro | Other current liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(112)
Currency risk | Euro | Provisions
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position		(312)
Currency risk | GBP
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	34	58
Currency risk | GBP | Financial assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	86	58
Currency risk | GBP | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	86	58
Currency risk | GBP | Financial liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(52)
Currency risk | GBP | Trade payables and payables to merchants
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(52)
Currency risk | CHF
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	1,357	5
Currency risk | CHF | Financial assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	1,407	47
Currency risk | CHF | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	1,407	47
Currency risk | CHF | Financial liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(50)	(42)
Currency risk | CHF | Trade payables and payables to merchants
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	₺ (50)	₺ (42)